Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Compensation
Actually Paid
The table below sets forth information concerning the “compensation actually paid,” as determined under SEC rules, to our principal executive officer and to our other NEOs (our
“Non-PEO
NEOs”) (on an average basis) compared to certain measures of company performance for the fiscal years ended December 2024, 2023, and 2022 (“PVP Table”):

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Company Net Income (Loss) (5)	Company Same-Store NOI Growth (6)
Year					Company Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)(4)
2024	$5,109,915	$5,155,302	$921,871	$925,922	$108.23	$117.56	$(5,887,000)	-1.7%
2023	$4,742,747	$6,123,197	$809,895	$943,121	$109.80	$112.04	$11,646,760	3.1%
2022	$3,499,872	$3,797,556	$766,787	$797,477	$104.94	$75.05	$21,669,452	16.5%

(1)	See tables below for the calculation of Compensation Actually Paid for each year presented.
(2)	For the fiscal years ended December 31, 2024, 2023 and 2022, our Non-PEO NEOs consisted of: James Barry, Joe Robinson, Wayne Johnson, and Michael Terjung.
(3)	Total Shareholder Return and Peer Group Total Shareholder Return assume $100 invested on December 31, 2021, including reinvestment of dividends.
(4)	The Peer Group referenced for Peer Group Total Shareholder Return consists of the FTSE Nareit All Equity Index.
(5)	Net Income (Loss) represents the net income or loss generated in each calendar year for the Company and all of its consolidated subsidiaries, calculated in accordance with GAAP.
(6)
We have identified Same-Store NOI Growth as our most important financial measure used by us to link compensation paid to our NEOs to company performance. Same-Store NOI is a non-GAAP
measure. See Appendix A for a reconciliation to the most directly comparable GAAP financial measure.

Calculation of Compensation Actually Paid:

	2024
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$5,109,915	$921,871
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	$357,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,182,193	$299,385
Increase for fair value of awards granted during year presented that vested during the year presented	$640,259	$60,236
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(178,414)	$(17,090)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(79,091)	$(7,706)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$280,440	$26,726

Compensation Actually Paid	$5,155,302	$925,922

	2023
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	$343,750
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	$23,985

Compensation Actually Paid	$6,123,197	$943,121

	2022
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$23,679

Compensation Actually Paid	$3,797,556	$797,477

Company Selected Measure Name	Same-Store NOI Growth
Named Executive Officers, Footnote	For the fiscal years ended December 31, 2024, 2023 and 2022, our Non-PEO NEOs consisted of: James Barry, Joe Robinson, Wayne Johnson, and Michael Terjung.
Peer Group Issuers, Footnote	The Peer Group referenced for Peer Group Total Shareholder Return consists of the FTSE Nareit All Equity Index.
PEO Total Compensation Amount	$ 5,109,915	$ 4,742,747	$ 3,499,872
PEO Actually Paid Compensation Amount	$ 5,155,302	6,123,197	3,797,556
Adjustment To PEO Compensation, Footnote
Calculation of Compensation Actually Paid:

	2024
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$5,109,915	$921,871
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	$357,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,182,193	$299,385
Increase for fair value of awards granted during year presented that vested during the year presented	$640,259	$60,236
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(178,414)	$(17,090)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(79,091)	$(7,706)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$280,440	$26,726

Compensation Actually Paid	$5,155,302	$925,922

	2023
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	$343,750
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	$23,985

Compensation Actually Paid	$6,123,197	$943,121

	2022
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$23,679

Compensation Actually Paid	$3,797,556	$797,477

Non-PEO NEO Average Total Compensation Amount	$ 921,871	809,895	766,787
Non-PEO NEO Average Compensation Actually Paid Amount	$ 925,922	943,121	797,477
Adjustment to Non-PEO NEO Compensation Footnote
Calculation of Compensation Actually Paid:

	2024
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$5,109,915	$921,871
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	$357,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,182,193	$299,385
Increase for fair value of awards granted during year presented that vested during the year presented	$640,259	$60,236
Decrease for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$(178,414)	$(17,090)
Decrease for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$(79,091)	$(7,706)
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$280,440	$26,726

Compensation Actually Paid	$5,155,302	$925,922

	2023
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$4,742,747	$809,895
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$3,800,000	$343,750
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$3,409,691	$308,451
Increase for fair value of awards granted during year presented that vested during the year presented	$686,034	$62,061
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$809,195	$79,121
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$30,184	$3,358
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$245,346	$23,985

Compensation Actually Paid	$6,123,197	$943,121

	2022
	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,499,872	$766,787
Deduction for amounts reported in “Stock Awards” column of the Summary Compensation Table	$1,900,000	$212,500
Increase for fair value of awards granted during year presented that remain unvested as of year end presented	$1,557,805	$174,228
Increase for fair value of awards granted during year presented that vested during the year presented	$359,494	$40,207
Increase for change in fair value from prior year-end presented to year-end presented of awards granted prior to year presented that were outstanding and unvested as of year-end presented	$29,782	$3,049
Increase for change in fair value from prior year-end presented to vesting date of awards granted prior to year presented that vested during year presented	$20,469	$2,027
Deduction of fair value of awards granted prior to year presented that were forfeited during year presented	$—	$—
Increase based upon incremental fair value of awards modified during year presented	$—	$—
Increase based on dividends or other earnings paid during year presented, prior to vesting date of award	$230,134	$23,679

Compensation Actually Paid	$3,797,556	$797,477

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Relationship between Compensation Actually Paid and Company Performance Metrics
When determining the compensation of our executives, we consider certain financial and non-financial
metrics. The following is an unranked list of the most important financial and non-financial
measures we used to link “compensation actually paid” to our NEOs for the fiscal year ended December 31, 2024 to company performance:

•	Same-store revenue growth

•	Same-store NOI growth

•	FFO, as adjusted (per share)

•	G&A expense

Total Shareholder Return Amount	$ 108.23	109.8	104.94
Peer Group Total Shareholder Return Amount	117.56	112.04	75.05
Net Income (Loss)	$ (5,887,000)	$ 11,646,760	$ 21,669,452
Company Selected Measure Amount	(0.017)	0.031	0.165
Measure:: 1
Pay vs Performance Disclosure
Name	Same-store revenue growth
Measure:: 2
Pay vs Performance Disclosure
Name	Same-store NOI growth
Non-GAAP Measure Description	We have identified Same-Store NOI Growth as our most important financial measure used by us to link compensation paid to our NEOs to company performance. Same-Store NOI is a non-GAAP
	measure. See Appendix A for a reconciliation to the most directly comparable GAAP financial measure.
Measure:: 3
Pay vs Performance Disclosure
Name	FFO, as adjusted (per share)
Measure:: 4
Pay vs Performance Disclosure
Name	G&A expense
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,800,000)	$ (3,800,000)	$ (1,900,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,182,193	3,409,691	1,557,805
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(178,414)	809,195	29,782
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	640,259	686,034	359,494
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,091)	30,184	20,469
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,440	245,346	230,134
PEO | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(357,500)	(343,750)	(212,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,385	308,451	174,228
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,090)	79,121	3,049
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,236	62,061	40,207
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,706)	3,358	2,027
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,726	23,985	23,679
Non-PEO NEO | Incremental Fair Value of Awards Modified During Year Presented [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0